Borrowings - Contractual Maturities Repurchase Agreements and FHLB Advances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long Term Debt Maturities Repayments of Principal [Line Items]
Total long term debt	$ 1,183,472	$ 1,080,600
FHLB Advances
Long Term Debt Maturities Repayments of Principal [Line Items]
Total long term debt	1,176,415	1,073,564
FHLB Advances | Northfield Bancorp, Inc. [Member]
Long Term Debt Maturities Repayments of Principal [Line Items]
2025/2026	558,483	183,184
2026/2027	173,000	148,000
2027/2028	162,343	173,000
2028		154,288
Total long term debt	$ 893,826	$ 658,472